Loans and Allowance for Credit Losses (Average Recorded Loan Balance and Recognized Interest Income on Impaired Loans by Class) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	¥ 1,484,095	¥ 1,792,059	¥ 1,659,921
Recognized interest income	23,625	27,911	30,352
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	8,591	9,974	11,549
Recognized interest income	492	432	495
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	918,093	1,137,501	1,066,585
Recognized interest income	9,441	14,116	16,572
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	472,081	601,256	464,157
Recognized interest income	3,787	5,845	5,530
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	19,465	26,684	29,548
Recognized interest income	281	434	708
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	74,087	96,229	123,203
Recognized interest income	1,146	1,593	2,169
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	59,916	81,967	91,339
Recognized interest income	794	1,236	1,967
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	186,356	238,798	249,656
Recognized interest income	2,347	3,466	4,333
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	1,729	2,272	3,982
Recognized interest income	8	11	51
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	25,461	27,531	29,547
Recognized interest income	388	570	677
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	50,377	24,709	29,018
Recognized interest income	215	397	301
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	28,621	38,055	46,135
Recognized interest income	475	564	836
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	209,297	291,612	230,018
Recognized interest income	4,244	5,132	3,235
Residential [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	119,409	133,876	154,760
Recognized interest income	1,563	1,883	2,918
Card [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	69,831	75,809	85,006
Recognized interest income	1,993	2,483	3,330
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	83,504	91,690	71,966
Recognized interest income	1,993	1,664	1,550
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	75,370	51,597	40,037
Recognized interest income	¥ 3,899	¥ 2,201	¥ 2,252